Mortgage Servicing Assets (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Mortgage Servicing Assets (Textual) [Abstract]
Unpaid principal balances of mortgage and other loans serviced for others	$ 386	$ 346
Fair value of mortgage servicing rights	$ 2.4	$ 2.5
Weighted average remaining life	264 months
Weighted average discount rate	12.00%
Weighted average coupon	4.22%
Weighted average prepayment speed	325.00%